UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:  TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie        New York, New York            November 14, 2008
--------------------    -------------------           --------------------
     [Signature]          [City, State]                      [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      111

Form 13F Information Table Value Total: $321,021
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number       Name
28-12869                   Tiedemann/Falconer Partners L.P.

                        FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE                          VALUE     SHRS OR SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS          CUSIP       (X$1000)   PRN AMT PRN   CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AKAMAI TECHNOLOGIES INC      COM               00971T101     2,267    130,000  SH          SOLE        NONE       130,000
ALLIED WASTE INDS INC        COM PAR$.01 NEW   019589308     1,278    115,000  SH          SOLE        NONE       115,000
ALPHA NATURAL RESOURCES INC  COM               02076X102     3,030     58,921  SH          SOLE        NONE        58,921
ALPHA NATURAL RESOURCES INC  COM               02076X102       514     10,000  SH   CALL   SOLE        NONE        10,000
ALPHARMA INC                 CL A              020813101     7,756    210,249  SH          SOLE        NONE       210,249
ALPHARMA INC                 CL A              020813101       738     20,000  SH    PUT   SOLE        NONE        20,000
AMERICAN EXPRESS CO          COM               025816109       354     10,000  SH    PUT   SOLE        NONE        10,000
ANHEUSER BUSCH COS INC       COM               035229103     8,568    132,054  SH          SOLE        NONE       132,054
APEX SILVER MINES LTD        NOTE 4.000% 9/1   03760XAD3        95    500,000  PRN         SOLE        NONE       500,000
APPLIED BIOSYSTEMS INC DEL   COM               038149100     4,292    125,321  SH          SOLE        NONE       125,321
BANK OF AMERICA CORPORATION  COM               060505104     1,050     30,000  SH    PUT   SOLE        NONE        30,000
BARR PHARMACEUTICALS INC     COM               068306109     8,451    129,416  SH          SOLE        NONE       129,416
CANO PETE INC                COM               137801106     1,377    596,000  SH          SOLE        NONE       596,000
CARNIVAL CORP                PAIRED CTF        143658300       354     10,000  SH    PUT   SOLE        NONE        10,000
CHINA LIFE INS CO LTD        SPON ADR REP H    16939P106       556     10,000  SH          SOLE        NONE        10,000
CHINA MOBILE LIMITED         SPONSORED ADR     16941M109       501     10,000  SH          SOLE        NONE        10,000
CHINA UNICOM LTD             SPONSORED ADR     16945R104       378     25,000  SH          SOLE        NONE        25,000
CIT GROUP INC                COM               125581108        70     10,000  SH          SOLE        NONE        10,000
CIT GROUP INC                COM               125581108        70     10,000  SH    PUT   SOLE        NONE        10,000
CITIGROUP INC                COM               172967101       820     40,000  SH    PUT   SOLE        NONE        40,000
CONSTELLATION ENERGY GROUP I COM               210371100       382     15,700  SH          SOLE        NONE        15,700
CORN PRODS INTL INC          COM               219023108     3,223     99,845  SH          SOLE        NONE        99,845
CURRENCYSHARES AUSTRALIAN DL AUSTRALIAN DOL    23129U101       397      5,000  SH          SOLE        NONE         5,000
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN      23130A102       469      5,000  SH          SOLE        NONE         5,000
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN      23130A102     1,878     20,000  SH   CALL   SOLE        NONE        20,000
DIAMONDS TR                  UNIT SER 1        252787106     1,625     15,000  SH    PUT   SOLE        NONE        15,000
DIEBOLD INC                  COM               253651103     2,113     63,812  SH          SOLE        NONE        63,812
DISCOVER FINL SVCS           COM               254709108       173     12,500  SH          SOLE        NONE        12,500
DRS TECHNOLOGIES INC         COM               23330X100     5,697     74,227  SH          SOLE        NONE        74,227
E TRADE FINANCIAL CORP       COM               269246104       401    143,225  SH          SOLE        NONE       143,225
E TRADE FINANCIAL CORP       COM               269246104       336    120,000  SH    PUT   SOLE        NONE       120,000
BAUER EDDIE HLDGS INC        COM               071625107        54     10,000  SH          SOLE        NONE        10,000
FORDING CDN COAL TR          TR UNIT           345425102     9,185    168,855  SH          SOLE        NONE       168,855
FOUNDRY NETWORKS INC         COM               35063R100     4,360    239,451  SH          SOLE        NONE       239,451
FREEPORT-MCMORAN COPPER & GO COM               35671D857     2,047     36,000  SH          SOLE        NONE        36,000
GENENTECH INC                COM NEW           368710406     8,475     95,568  SH          SOLE        NONE        95,568
GENENTECH INC                COM NEW           368710406       887     10,000  SH   CALL   SOLE        NONE        10,000
GENERAL MTRS CORP            COM               370442105        95     10,000  SH    PUT   SOLE        NONE        10,000
GOLDCORP INC NEW             COM               380956409       653     20,645  SH          SOLE        NONE        20,645
GREENFIELD ONLINE INC        COM               395150105     4,250    244,270  SH          SOLE        NONE       244,270
GREY WOLF INC                COM               397888108     7,802  1,002,814  SH          SOLE        NONE     1,002,814
HERCULES INC                 COM               427056106     2,670    134,900  SH          SOLE        NONE       134,900
HILB ROGAL & HOBBS CO        COM               431294107     9,562    206,138  SH          SOLE        NONE       206,138
HSBC HLDGS PLC               SPON ADR NEW      404280406     1,617     20,000  SH    PUT   SOLE        NONE        20,000
HUDSON CITY BANCORP          COM               443683107       461     25,000  SH    PUT   SOLE        NONE        25,000
HUNTSMAN CORP                COM               447011107       605     47,981  SH          SOLE        NONE        47,981
ISHARES TR                   RUSSELL 2000      464287655    16,140    236,000  SH          SOLE        NONE       236,000
ISHARES TR                   20+ YR TRS BD     464287432    25,143    265,000  SH    PUT   SOLE        NONE       265,000
ICICI BK LTD                 ADR               45104G104       235     10,000  SH          SOLE        NONE        10,000
IKON OFFICE SOLUTIONS INC    COM               451713101     3,302    194,118  SH          SOLE        NONE       194,118
IMAX CORP                    COM               45245E109       245     41,335  SH          SOLE        NONE        41,335
IMCLONE SYS INC              COM               45245W109    10,320    165,387  SH          SOLE        NONE       165,387
IMCLONE SYS INC              COM               45245W109     2,496     40,000  SH   CALL   SOLE        NONE        40,000
INTERNATIONAL RECTIFIER CORP COM               460254105     3,361    176,735  SH          SOLE        NONE       176,735
INTERNATIONAL RECTIFIER CORP COM               460254105       571     30,000  SH    PUT   SOLE        NONE        30,000
JACK IN THE BOX INC          COM               466367109    16,880    800,000  SH          SOLE        NONE       800,000
JETBLUE AIRWAYS CORP         DBCV 3.750% 3/1   477143AC5       735  1,000,000  PRN         SOLE        NONE     1,000,000
JPMORGAN & CHASE & CO        COM               46625H100     4,670    100,000  SH    PUT   SOLE        NONE       100,000
KKR FINANCIAL HLDGS LLC      COM               48248A306       302     47,500  SH          SOLE        NONE        47,500
KKR FINANCIAL HLDGS LLC      COM               48248A306       318     50,000  SH    PUT   SOLE        NONE        50,000
LANDRYS RESTAURANTS INC      COM               51508L103     1,915    123,183  SH          SOLE        NONE       123,183
LANDRYS RESTAURANTS INC      COM               51508L103       467     30,000  SH   CALL   SOLE        NONE        30,000
LANDRYS RESTAURANTS INC      COM               51508L103     1,516     97,500  SH    PUT   SOLE        NONE        97,500
LEHMAN BROS HLDGS INC        COM               524908100        17     80,000  SH          SOLE        NONE        80,000
LEHMAN BROS HLDGS INC        COM               524908100        17     80,000  SH    PUT   SOLE        NONE        80,000
LONGS DRUG STORES CORP       COM               543162101       907     11,990  SH          SOLE        NONE        11,990
LULULEMON ATHLETICA INC      COM               550021109     2,879    125,000  SH          SOLE        NONE       125,000
MERRILL LYNCH & CO INC       COM               590188108       380     15,000  SH          SOLE        NONE        15,000
MERRILL LYNCH & CO INC       COM               590188108     1,012     40,000  SH    PUT   SOLE        NONE        40,000
MIDWAY GAMES INC             NOTE 6.000% 9/3   598148AB0     1,821  2,200,000  PRN         SOLE        NONE     2,200,000
MITSUBISHI UFJ FINL GROUP IN SPONSORED ADR     606822104       437     50,000  SH          SOLE        NONE        50,000
MOODYS CORP                  COM               615369105       510     15,000  SH    PUT   SOLE        NONE        15,000
NATIONAL COAL CORP           COM NEW           632381208       235     45,000  SH          SOLE        NONE        45,000
NOBLE CORPORATION            SHS               G65422100     3,622     82,500  SH   CALL   SOLE        NONE        82,500
NORFOLK SOUTHERN CORP        COM               655844108       662     10,000  SH    PUT   SOLE        NONE        10,000
PHILADELPHIA CONS HLDG CORP  COM               717528103     9,069    154,840  SH          SOLE        NONE       154,840
PHILIPPINE LONG DISTANCE TEL SPONSORED ADR     718252604       563     10,000  SH          SOLE        NONE        10,000
PHOTON DYNAMICS INC          COM               719364101     3,738    243,543  SH          SOLE        NONE       243,543
PHOTON DYNAMICS INC          COM               719364101       461     30,000  SH    PUT   SOLE        NONE        30,000
POWERSHARES QQQ TRUST        UNIT SER 1        73935A104     7,560    194,300  SH          SOLE        NONE       194,300
PRIDE INTL INC DEL           COM               74153Q102     3,634    122,700  SH   CALL   SOLE        NONE       122,700
PROSHARES TR                 REAL EST PRO      74347R552       770     10,000  SH          SOLE        NONE        10,000
PROSHARES TR                 ULTRASHRT O&G     74347R586       389     10,000  SH          SOLE        NONE        10,000
QUICKSILVER RESOURCES INC    COM               74837R104       491     25,000  SH   CALL   SOLE        NONE        25,000
RETAIL HOLDRS TR             DEP RCPT          76127U101     2,704     30,000  SH    PUT   SOLE        NONE        30,000
RIO TINTO PLC                SPONSORED ADR     767204100       231        925  SH          SOLE        NONE           925
ROHM & HAAS CO               COM               775371107     7,917    113,096  SH          SOLE        NONE       113,096
SPDR TR                      UNIT SER 1        78462F103    31,387    270,600  SH          SOLE        NONE       270,600
SPDR TR                      UNIT SER 1        78462F103     2,900     25,000  SH    PUT   SOLE        NONE        25,000
SANDISK CORP                 COM               80004C101     3,431    175,496  SH          SOLE        NONE       175,496
SCIELE PHARMA INC            COM               808627103     3,663    118,961  SH          SOLE        NONE       118,961
SECURE COMPUTING CORP        COM               813705100     2,654    484,250  SH          SOLE        NONE       484,250
SIRIUS XM RADIO INC          COM               82967N108        96    168,310  SH          SOLE        NONE       168,310
SPDR GOLD TRUST              GOLD SHS          78463V107     1,276     15,000  SH          SOLE        NONE        15,000
TAKE-TWO INTERACTIVE SOFTWAR COM               874054109       845     51,529  SH          SOLE        NONE        51,529
TAKE-TWO INTERACTIVE SOFTWAR COM               874054109       392     23,900  SH    PUT   SOLE        NONE        23,900
TESORO CORP                  COM               881609101       825     50,000  SH   CALL   SOLE        NONE        50,000
PROSHARES TR                 ULTRA FINL PRO    74347R743       175     10,000  SH          SOLE        NONE        10,000
PROSHARES TR                 BASIC MTRL PRO    74347R651       266      5,000  SH          SOLE        NONE         5,000
PROSHARES TR                 ULTRASHORT QQQ    74347R875       684     12,500  SH          SOLE        NONE        12,500
UNION PAC CORP               COM               907818108       712     10,000  SH    PUT   SOLE        NONE        10,000
UNIONBANCAL CORP             COM               908906100     1,961     26,751  SH          SOLE        NONE        26,751
UNITED STATES NATL GAS FUND  UNIT              912318102     1,739     52,200  SH   CALL   SOLE        NONE        52,200
UST CORP                     COM               902911106     5,574     83,762  SH          SOLE        NONE        83,762
UST CORP                     COM               902911106     1,417     21,300  SH    PUT   SOLE        NONE        21,300
WACHOVIA CORP                COM               929903102        75     21,500  SH          SOLE        NONE        21,500
WELLS FARGO & CO NEW         COM               949746101     1,126     30,000  SH    PUT   SOLE        NONE        30,000
WRIGLEY WM JR CO             COM               982526105     6,485     81,675  SH          SOLE        NONE        81,675
XTO ENERGY INC               COM               98385X106       930     20,000  SH   CALL   SOLE        NONE        20,000
YAHOO INC                    COM               984332106     1,138     65,757  SH          SOLE        NONE        65,757
YAHOO INC                    COM               984332106       692     40,000  SH   CALL   SOLE        NONE        40,000
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